SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
REVENUES	$ 303	$ 2	$ 665	$ 387
UNITED STATES
Disaggregation of Revenue [Line Items]
REVENUES			553	273
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
REVENUES			65	48
ISRAEL
Disaggregation of Revenue [Line Items]
REVENUES				19
Other [Member]
Disaggregation of Revenue [Line Items]
REVENUES			$ 47	$ 47